Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Estimated Fair Values and Carrying Amounts of Financial Instruments
The carrying amount and estimated fair values, as well as the level within the fair value hierarchy, of the Company’s financial instruments are included in the tables below. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2015
(Dollars in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$510,267	$510,267	$510,267	$—	$—
Investment securities	2,899,214	2,901,247	—	2,901,247	—
Loans and loans held for sale, net of unearned income and allowance for loan losses	14,355,297	14,674,749	—	166,247	14,508,502
FDIC loss share receivables	39,878	9,163	—	—	9,163
Derivative instruments	30,486	30,486	—	30,486	—

Financial Liabilities
Deposits	$16,178,748	$15,696,245	$—	$—	$15,696,245
Short-term borrowings	326,617	326,617	326,617	—	—
Long-term debt	340,447	309,847	—	—	309,847
Derivative instruments	24,939	24,939	—	24,939	—

	December 31, 2014
(Dollars in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$548,095	$548,095	$548,095	$—	$—
Investment securities	2,275,813	2,278,334	—	2,278,334	—
Loans and loans held for sale, net of unearned income and allowance for loan losses	11,450,985	11,475,315	—	139,950	11,335,365
FDIC loss share receivables	69,627	19,606	—	—	19,606
Derivative instruments	32,903	32,903	—	32,903	—

Financial Liabilities
Deposits	$12,520,525	$12,298,017	$—	$—	$12,298,017
Short-term borrowings	845,742	845,742	845,742	—	—
Long-term debt	403,254	376,139	—	—	376,139
Derivative instruments	31,354	31,354	—	31,354	—